OTHER ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ASSETS

NOTE 9 – OTHER ASSETS

On April 9, 2020, pursuant to a licensing agreement entered into in March 2020, the Company received 10-year warrants to purchase 127,000 shares of Sanuwave Health, Inc. (“Sanuwave”) at a price of $0.19 per share. On September 12, 2024, the licensing agreement was terminated, and the warrants were returned to Sanuwave upon the execution of the termination agreement.

The fair value for warrants received was estimated at the date of grant and at each reporting period using a Black-Scholes-Merton pricing model with the following underlying assumptions:

	September 30, 2024	September 30, 2023
Price at valuation	$0.03	$0.02
Exercise price	$0.19	$0.19
Risk free interest	3.67%	4.61%
Expected term (in years)	6	7
Volatility	128.6%	147.8%

The Company considered this to be Level 3 inputs which are valued at each reporting period. As of September 12, 2024, the company terminated the licensing agreement with Sanuwave and recognized $3,000 in gain/loss of termination of investment, offset by change in fair value through the date of termination of $1,000. For the three and nine months ended September 30, 2023, changes in the fair value of these warrants amounted to $(1,000) for both periods, leaving a balance of $2,000 as of September 30, 2023.

Financial Instruments Measured at Fair Value on a Recurring Basis

The fair value accounting standards define fair value as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is determined based upon assumptions that market participants would use in pricing an asset or liability. Fair value measurements are rated on a three-tier hierarchy as follows:

●	Level 1 inputs: Quoted prices (unadjusted) for identical assets or liabilities in active markets;

●	Level 2 inputs: Inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly; and

●	Level 3 inputs: Unobservable inputs for which there is little or no market data, which require the reporting entity to develop its own assumptions.

There were no transfers between Level 3 during the nine months ended September 30, 2024, and 2023.

The following table presents changes in Level 3 asset and liability measured at fair value for the quarters ended September 30, 2024 and 2023:

Asset
Balance – December 31, 2022	$3,000
Fair value adjustments – Sanuwave warrants	2,000
Balance – March 31, 2023	$5,000
Fair Value adjustments – Sanuwave warrants	(2,000)
Balance – September 30, 2023	3,000
Fair Value adjustments – Sanuwave warrants	(1,000)
Balance – September 30, 2023	2,000

Balance – December 31, 2023	1,000
Fair value adjustments – Sanuwave warrants	1,000
Balance – March 31, 2024	$2,000
Fair Value adjustments – Sanuwave warrants	-
Balance – June 30, 2024	2,000
Fair Value adjustments – Sanuwave warrants	(2,000)
Balance – September 30, 2024	-

The following table sets forth the Company’s assets and liabilities which are measured at fair value on a recurring basis by level within the fair value hierarchy:

Fair Value Measurements as of September 30, 2024
	Level I	Level II	Level III	Total
Asset:
Other assets	$-	$-	$-	$-

	Fair Value Measurements as of September 30, 2023
	Level I	Level II	Level III	Total
Asset:
Other assets	$-	$-	$2,000	$2,000

NOTE 10 – OTHER ASSETS

On April 9, 2020, pursuant to a licensing agreement entered into in March 2020, the Company received 10-year warrants to purchase 127,000 shares of Sanuwave Health, Inc. at a price of $0.19 per share. The fair value for warrants received is estimated at the date of grant using a Black-Scholes-Merton pricing model with the following underlying assumptions:

	2023	2022
Price at valuation	$0.01	$0.02
Exercise price	$0.19	$0.19
Risk free interest	3.88%	3.96%
Expected term (in years)	7	8
Volatility	147.8%	155.6%

The Company considers this to be Level 3 inputs and is valued at each reporting period. The fair value of these warrants for the years ended December 31, 2023 and 2022 was $1,000 and $3,000, respectively. There was a net $2,000 and $16,000 change in fair value during the year ended December 31, 2023 and 2022, respectively.

Financial Liabilities Measured at Fair Value on a Recurring Basis

The fair value accounting standards define fair value as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is determined based upon assumptions that market participants would use in pricing an asset or liability. Fair value measurements are rated on a three-tier hierarchy as follows:

●	Level 1 inputs: Quoted prices (unadjusted) for identical assets or liabilities in active markets;

●	Level 2 inputs: Inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly; and

●	Level 3 inputs: Unobservable inputs for which there is little or no market data, which require the reporting entity to develop its own assumptions.

There were no transfers between Level 3 during the years ended December 31, 2023 and 2022.

The following table presents changes in Level 3 asset and liability measured at fair value for the years ended December 31, 2023 and 2022:

	As of December 31, 2023
	Asset	Liability
Balance – December 31, 2021	$19,000	$-
Fair value adjustments – Sanuwave warrants	(16,000)	-
Balance – December 31, 2022	$3,000	$-
Fair value adjustments – Sanuwave warrants	(2,000)	-
Balance – December 31, 2023	$1,000	$-

The following table sets forth the Company’s assets and liabilities which are measured at fair value on a recurring basis by level within the fair value hierarchy:

	Fair Value Measurements as of December 31, 2023
	Level I	Level II	Level III	Total
Asset:
Other assets	$-	$-	$1,000	$1,000

	Fair Value Measurements as of December 31, 2022
	Level I	Level II	Level III	Total
Asset:
Other assets	$-	$-	$3,000	$3,000